Note 2 - Significant Accounting Policies	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
2.	Significant accounting policies

The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all periods presented, unless otherwise stated.

2.1	Basis of preparation

VivoPower International PLC consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board, IFRIC interpretations and the Companies Act 2006 applicable to companies reporting under IFRS. The consolidated financial statements have been prepared under the historical cost convention, except when accounting for acquisitions, whereby fair values have been applied.

The preparation of financial statements with adopted IFRS requires the use of critical accounting estimates. It also requires the management to exercise judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where the assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

The financial statements have been prepared on a going concern basis, as the directors believe the Company will be able to meet its liabilities as they fall due.

As at June 30, 2022, the Company had unrestricted cash totaling $1.3 million, compared to $8.6 million as at June 30, 2021 and $2.8 million as at June 30, 2020. Nevertheless as disclosed in note 32 - Subsequent Events, after the year end date the Company received $2.6 million initial net cash proceeds from the sale of the J.A. Martin Electrical ex-solar business and $5.0 million net proceeds from the registered direct offering shelf issuance cap raise in July 2022.

Over the next twelve months, the Company expects a recovery in revenues and continued EBITDA generation in critical power systems, growing revenue and costs in scaling up electric vehicles as the operation prepares for series production. The Company will also be investing in further capitalized development costs in electric vehicles in preparation for Tembo series production. In addition, it expects to fund selective development of the U.S. solar portfolio to maximize future sales proceeds, as well as development of microgrid, EV charging and battery energy storage capabilities, as part of the scaling up of the SES business unit. The Company will also be investing in property, plant and equipment, particularly in Tembo.

The Company estimates that the net additional funding requirement in the year ended June 30, 2023 is a minimum of $25 million, at least partially received in Q1 FY2023. The Company is planning to finance this funding requirement through equity investment, European Innovation Council Accelerator grant, asset-backed financing for investment in property, plant and equipment and software and debtors, supply chain and inventory financing solutions, depending on what is best suited to the Company’s growth needs.

To ensure success of the business, the directors have prepared and reviewed additional plans to mitigate any cash flow risk that may arise during the next twelve months. These include:

●	Regular re-forecasting process and flexing of opex and capex cost growth according to liquidity needs;
●	Phased approach to hiring of personnel to sustain growth of the Tembo business;
●	Staging the timing of property, plant and equipment and software capex to match asset-backed financing inflows;
●	Obtain Research & Development grants in the U.K. and Europe to help fund investment in electric, solar and battery technologies;
●	Careful project planning and commercial structuring of SES projects;
●	Possible sale, spin off, or distribution in specie of Caret, LLC;
●	Purchase order financing, debtor financing facilities;
●	Staging the timing of equity raises to minimize dilution; and
●	Renegotiation of terms on loans and supply chain.

Based on the foregoing, the directors believe that the Company is well placed to manage its business risk successfully, despite some current economic and political uncertainty. The directors therefore have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they have continued to adopt the going concern basis in preparing the financial statements.

All financial information presented in US dollars has been rounded to the nearest thousand.

2.2	Basis of consolidation

The consolidated financial statements include those of VivoPower International PLC and all of its subsidiary undertakings.

Subsidiary undertakings are those entities controlled directly or indirectly by the Company. The Company controls an investee when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The results of the subsidiaries acquired are included in the Consolidated Statement of Comprehensive Income from the date of acquisition using the same accounting policies of those of the Group. All business combinations are accounted for using the purchase method. The consideration transferred in a business combination is the fair value at the acquisition date of the assets transferred and the liabilities incurred by the Group and includes the fair value of any contingent consideration arrangement. Acquisition-related costs are recognized in the income statement as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value at the acquisition date.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with those used by other members of the Group.

All intra-group balances and transactions, including any unrealized income and expense arising from intra-group transactions, are eliminated in full in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

2.3	Business combination

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

●	fair values of the assets transferred
●	liabilities incurred to the former owners of the acquired businesses
●	equity interests issued by the Company
●	fair value of any asset or liability resulting from a contingent consideration arrangement, and
●	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. Acquisition-related costs are expenses as incurred.

The excess of the:

●	consideration transferred
●	amount of any non-controlling interest in the acquired entity, and
●	acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with changes in fair value recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

2.4	Intangible assets

All intangible assets, except goodwill, are stated at fair value less accumulated amortization and any accumulated impairment losses. Goodwill is not amortized and is stated at cost less any accumulated impairment losses. Any gain on a bargain purchase is recognized in profit or loss immediately.

Goodwill

Goodwill arose on the effective acquisition of VivoPower Pty Ltd, Aevitas O Holdings Limited (“Aevitas”) and Tembo e-LV B.V. Goodwill is reviewed annually to test for impairment.

Negative goodwill arose on the acquisition of the remaining 50% share in the ISS Joint Venture, constituting a bargain purchase. The gain was immediately recognized in the profit and loss during the year ended 30 June 2021.

Other intangible assets

Intangible assets acquired through a business combination are initially measured at fair value and then amortized over their useful economic lives. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates.

Development expenditure includes the product development project for ruggedized electric vehicles in Tembo, pre-series-production expenditure on developing vehicle specifications and production processes. Capitalized costs include primarily internal payroll costs, external consultants and computer software.

Development expenditure on U.S. solar projects includes securing land rights, completing feasibility studies, negotiating power purchase agreements, and other costs incurred to prepare project sales for Notice to Proceed with construction and hence sale to a partner as a shovel ready project.

For both electric vehicles product development project, and U.S. solar development projects, it is the Company’s intention to complete the projects. It expects to obtain adequate technical, financial and other resources to complete the projects, and management consider that it is probable for the future economic benefits attributable to the development expenditure to flow to the entity; and that the cost of the asset can be measured reliably. Accordingly, the development expenditure is recognized under IAS 38 – Intangible Assets as an intangible asset.

All other expenditure, including expenditure on internally generated goodwill and brands, and research costs, are recognized in profit or loss as incurred.

Amortization is calculated on a straight-line basis to write down the assets over their useful economic lives at the following rates:

●	Development expenditure - 5 to 10 years
●	Customer relationships – 5 to 10 years
●	Trade names – 15 to 25 years
●	Favorable supply contracts – 15 years
●	Other – 5 years

2.5	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and the costs directly attributable to bringing the asset into use.

When parts of an item of property, plant and equipment have different useful lives, they are accounted as separate items (major components) of property, plant and equipment.

Depreciation is calculated on a straight-line basis so as to write down the assets to their estimated residual value over their useful economic lives at the following rates:

●	Computer equipment - 3 years
●	Fixtures and fittings - 3 to 20 years
●	Motor vehicles - 5 years
●	Plant and equipment – 3.5 to 10 years
●	Right-of-use assets – remaining term of lease

2.6	Assets classified as held for sale and discontinued operations

Assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying value and fair value less costs to sell. An impairment loss is recognized for any subsequent write-down of the asset to fair value less costs to sell.

A discontinued operation is a component of the Company that has been disposed of or is classified as held for sale and represents a separate major line of business or geographical area of operations. The results of discontinued operations are presented separately in the statement of profit or loss.

2.7	Inventory

Inventories are stated at the lower of cost and net realizable value, in accordance with IAS 2 – Inventories. The cost includes all direct and indirect variable production expenses, plus fixed expenses based on the normal capacity of each production facility. The net realizable value of inventories intended to be sold corresponds to their selling price, as estimated based on market conditions and any relevant external information sources, less the estimated costs necessary to complete the sale.

2.8	Leases

The Group leases offices, workshops, motor vehicles, and equipment for fixed periods of 2 months to 6 years but may have extension options. Extension options are not recognized by the Group in the determination of lease liabilities unless renewals are reasonably certain.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of real estate for which the Group is a lessee, it has elected not to separate lease and non-lease components and instead accounts for these as a single lease component.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group.

Assets and liabilities arising from a lease are initially measured on a present value basis, with lease payments discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the Group’s incremental borrowing rate is used. The Group presents lease liabilities in loans and borrowings in the Statement of Financial Position.

Lease payments are allocated between principal and finance cost. The finance cost is charged to the Statement of Comprehensive Income over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are presented in property, plant and equipment and depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

2.9	Impairment of non-financial assets

Goodwill is allocated to cash-generating units for the purposes of impairment testing. The recoverable amount of the cash-generating unit (‘CGU’) to which the goodwill relates is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

The carrying values of property, plant and equipment, investments and intangible assets other than goodwill are reviewed for impairment only when events indicate the carrying value may be impaired.

In an impairment test the recoverable amount of the cash-generating unit or asset is estimated in order to determine the existence or extent of any impairment loss. The recoverable amount is the higher of fair value less costs to sell and the value in use to the Group. An impairment loss is recognized to the extent that the carrying value exceeds the recoverable amount. In determining a cash-generating unit’s or asset’s value in use, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the cash-generating unit or asset that have not already been included in the estimate of future cash flows. All impairment losses are recognized in the Statement of Comprehensive Income.

An impairment loss in respect of goodwill is not reversed. In the case of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. These impairment losses are reversed if there has been any change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent so that the asset’s carrying amount does not exceed the carrying value that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

2.10	Financial instruments

Financial assets and liabilities are recognized in the Group’s Statement of Financial Position when the Group becomes a party to the contracted provision of the instrument. The following policies for financial instruments have been applied in the preparation of the consolidated financial statements.

The Company classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value through profit or loss; and,

•	those to be measured at amortized cost.

The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial assets are classified as at amortized cost only if both of the following criteria are met:

•	the asset is held within a business model whose objective is to collect contractual cash flows; and,

•	the contractual terms give rise to cash flows that are solely payments of principal and interest.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability; or,

•	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 - quoted (unadjusted) market prices in active markets for identical assets or liabilities;

Level 2 - valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and

Level 3 - valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Cash and cash equivalents

For the purpose of preparation of the Statement of Cash Flow, cash and cash equivalents includes cash at bank and in hand.

Restricted cash

Restricted cash are cash and cash equivalents whose availability for use within the Group is subject to certain restrictions by third parties.

Bank borrowings

Interest-bearing bank loans are recorded at the proceeds received. Direct issue costs paid on the establishment of loan facilities are recognized over the term of the loan on a straight-line basis. The initial payment is taken to the Statement of Financial Position and then amortized over the full-length of the facility.

Trade and other receivables

Trade and other receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for the expected future issue of credit notes and for non-recoverability due to credit risk. The Group applies the IFRS 9 – Financial Instruments simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. To measure expected credit losses, trade receivables and contract assets have been grouped based on shared risk characteristics.

Trade and other payables

Trade and other payables are non-interest bearing and are stated at amortized cost using the effective interest method.

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.

Repurchase of share capital (treasury shares)

When share capital recognized as equity is repurchased as equity by the Company the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity, and excluded from the number of shares in issue when calculating earnings per share.

2.11	Taxation

Income tax expense comprises current and deferred tax.

Current tax is recognized based on the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is provided on temporary timing differences that arise between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding tax values. Liabilities are recorded on all temporary differences except in respect of initial recognition of goodwill and in respect of investments in subsidiaries where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that it will not reverse in the foreseeable future. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the asset can be offset. Deferred tax is measured on an undiscounted basis using the tax rates and laws that have been enacted or substantively enacted by the end of the accounting period.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, they relate to income taxes levied by the same tax authority and the Group intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Current and deferred tax are recognized in the Statement of Comprehensive Income, except when the tax relates to items charged or credited directly to equity, in which case it is dealt with directly in equity.

2.12	Provisions

Provisions are recognized when the Group has a present obligation because of a past event, it is probable that the Group will be required to settle that obligation, and it can be measured reliably.

Provisions are measured at the directors’ best estimate of the expenditure required to settle the obligation at the date of Statement of Financial Position.

Where the time value of money is material, provisions are measured at the present value of expenditures expected to be paid in settlement.

2.13	Earnings per share

The Group presents basic and diluted earnings per share (“EPS”) data for ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares, excluding the shares held as treasury shares. Currently there are no diluting effects on EPS for ordinary shares, therefore, diluted EPS is the same as basic EPS.

2.14	Foreign currencies

The Company’s functional and presentational currency is the US dollar. Items included in the separate financial statements of each Group entity are measured in the functional currency of that entity. Transactions denominated in foreign currencies are translated into the functional currency of the entity at the rates of exchange prevailing at the dates of the individual transactions. Foreign currency monetary assets and liabilities are translated at the rates of exchange prevailing at the end of the reporting period.

Exchange gains and losses arising are charged to the Statement of Comprehensive Income within finance income or expenses. The Statement of Comprehensive Income and Statement of Financial Position of foreign entities are translated into US dollars on consolidation at the average rates for the period and the rates prevailing at the end of the reporting period respectively. Exchange gains and losses arising on the translation of the Group’s net investment foreign entities are recognized as a separate component of shareholders’ equity.

Foreign currency denominated share capital and related share premium and reserve accounts are recorded at the historical exchange rate at the time the shares were issued, or the equity created.

2.15	Revenue from contracts with customers

Revenue comprises the fair value of the consideration received or receivable for the sale of services in the ordinary course of the Group’s activities. Revenue is shown net of discounts, value-added tax, other sales related taxes, and after the elimination of sales within the Group.

Revenue comprises development revenues, electrical installations, electrical servicing and maintenance, generator sales, vehicle spec conversion and conversion kits. Revenue is recognized upon satisfaction of contractual performance obligations.

The Group has a number of different revenue streams and the key components in determining the correct recognition are as follows:

Development revenue, which is revenue generated from development services relating to the building and construction of solar projects, is recognized on a percentage completion basis as the value is accrued by the end user over the life of the contract. The periodic recognition is calculated through weekly project progress reports.

On longer-term power services projects such as large-scale equipment provision and installation, the performance obligation of completing the installation is satisfied over time, and revenue is recognized on a percentage completion basis using an input method. Revenue for stand-alone equipment sales is recognized at the point of passing control of the asset to the customer. Other revenue for small jobs and those completed in a limited timeframe are recognized when the job is complete and accepted by the customer.

Revenue for sale of electric vehicles, kits for electric vehicles and related products is recognized upon delivery to the customer. Where distribution agreements are agreed with external parties to participate in the assembly of vehicles, revenue recognition will be assessed under IFRS 15 - Revenue from Contracts with Customers, to establish the principal and agent in the relationship between the parties and with the end customer.

Warranties are of short duration and only cover defective workmanship and defective materials. No additional services are committed to which generate a performance obligation.

No adjustment is made for the effects of financing, as the Company expects, at contract inception, that the period between when the goods and services are transferred to the customer and when the customer pays, will be one year or less.

If the revenue recognized for goods and services rendered by the Company exceeds amounts that the Company is entitled to bill the customer, a contract asset is recognized. If amounts billed exceed the revenue recognized for goods and services rendered, a contract liability is recognized.

Incremental costs of obtaining a contract are expensed as incurred.

2.16	Other income

Other income in relation to government grants, is recognized in the period that the related costs, for which the grants are intended to compensate, are expensed.

2.17	Employee benefits

Pension

The employer pension contributions are associated with defined contribution schemes. The costs are therefore recognized in the month in which the contribution is incurred, which is consistent with recognition of payroll expenses.

Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount because of past service provided by the employee and the obligation can be reliably measured.

Short-term compensated absences

A liability for short-term compensated absences, such as holidays, is recognized for the amount the Group may be required to pay because of the unused entitlement that has accumulated at the end of the reporting period.

Share-based payments

Shares issued to employees and other participants under the Omnibus Incentive Plan 2017 are recognized over the expected vesting period, using the grant date share price, in accordance with IFRS 2 Share-based Payments.

2.18	Restructuring and other non-recurring costs

Restructuring and other non-recurring costs are by nature one-time incurrences and do not represent the normal trading activities of the business and accordingly are disclosed separately on the Consolidated Statement of Comprehensive Income in accordance with IAS 1 – Presentation of Financial Statements in order to draw them to the attention of the reader of the financial statements. Restructuring costs are defined in accordance with IAS 37 – Provisions, Contingent Liabilities and Contingent Assets as being related to sale or termination of a line of business, closure of business locations, changes in management structure, or fundamental reorganizations.

Other non-recurring costs include litigation expenses for former employees, including fees for legal services and provisions under IAS 37 for legal fee dispute resolutions that are probable to result in a quantifiable financial outflow by the Company.

Other non-recurring costs also include legal and professional costs for project review and investigation detailed review and sales campaign for solar projects managed by the ISS Joint Venture partner.

Other non-recurring costs also include one-off costs resulting from acquisition of Tembo e-LV and subsidiaries.

2.19	New standards, amendments and interpretations

The following accounting standards and their amendments were adopted during the fiscal year.

International Accounting Standards	Effective date
None

International Financial Reporting Standards	Effective date
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 : Interest Rate Benchmark Reform – Phase 2	1 January 2021

The adoption of these policies has had no material impact on the Group or the Company.

The following accounting standards and their amendments were in issue at the year-end but will not be in effect until after this fiscal year.

International Accounting Standards (amendments)	Effective date*
IFRS 16 (amendments) – Leases : Covid-19 related Rent Concessions beyond June 30, 2021	1 April 2021
IAS 1 (amendments) - Presentation of Financial Statements regarding classification of liabilities as Current or Non-current	1 January 2023
IAS 1 (amendments) - Presentation of Financial Statements regarding the amendments of disclosure of accounting policies	1 January 2023
IAS 8 (amendments) - Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates	1 January 2023
IAS 37 (amendments) - Provisions, Contingent Liabilities and Contingent Assets outlines the accounting for provisions, with contingent assets and contingent liabilities	1 January 2022
IAS 16 (amendments) – Property, Plant and Equipment	1 January 2022
IFRS 3 (amendments) – Business Combinations reference to Conceptual Framework	1 January 2022
IFRS 2018-20 Annual Improvements to IFRS Standards 2018 -2020	1 January 2022

*Years beginning on or after

The Directors do not expect that the adoption of the standards listed above will have a material impact on the financial statements of the Group or Company in future periods.